Employee benefits - Narrative (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Minimum retirement saving interest rate (as a percent)
Weighted average duration of defined benefit obligation	20 years 10 months 24 days	21 years 7 months 26 days